SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	$ 170	$ 185
Available-for-sale Securities, Gross unrealized/ unrecognized gains	35
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0
Available-for-sale Securities, Estimated fair value	205	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	12,232	4,756
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	210
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	88
Held-to-maturity Securities, Estimated fair value	12,354	5,144
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	162	185
Available-for-sale Securities, Gross unrealized/ unrecognized gains	4	4
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	166	189
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	5,341	4,756
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	210	388
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	49	0
Held-to-maturity Securities, Estimated fair value	5,502	5,144
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale Securities1
Available-for-sale Securities, Amortized cost	8	0
Available-for-sale Securities, Gross unrealized/ unrecognized gains	31
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0
Available-for-sale Securities, Estimated fair value	39	0
US Government Agencies Short-term Debt Securities [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	6,891	0
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	0
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	39
Held-to-maturity Securities, Estimated fair value	$ 6,852	$ 0